Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 656,063	$ 744,634
Current portion	(41,959)	(25,246)
Total	614,104	719,388
Long-term debt	656,063	744,634
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	147,470	164,041
Long-term debt	147,470	164,041
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	508,593	580,593
Long-term debt	$ 508,593	$ 580,593